long-term debt (Details) $ in Millions, $ in Billions	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 24,172		$ 22,697
Lease liabilities	2,416		2,340
Long-term debt	26,588		25,037		$ 21,628
Current	3,716		2,541
Non-current	22,872		22,496
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	18,564		18,660
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,944		1,458
Long-term debt	1,900	$ 1.5	1,500	$ 1.1
TELUS Corporation credit facilities
Details of long-term debt
Long-term debt excluding Lease liabilities	1,144		1,145
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	199		199
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	2,023		914
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 298		$ 321